Dividend income (Tables)	12 Months Ended
Dec. 31, 2025
Dividend income [Abstract]
Summary of Dividend income
Dividend income for the years ended December 31, 2023, 2024 and 2025 are as follows:

	2023		2024	2025
Securities at FVTPL	~~W~~	121,347	152,990	138,353
Securities at FVOCI		60,139	86,107	71,328

	~~W~~	181,486	239,097	209,681